Debt	6 Months Ended
Jun. 30, 2023
Debt Disclosure [Abstract]
Debt
Note 8. Debt
The following table summarizes outstanding debt balances as of June 30, 2023 and December 31, 2022 (in thousands):

Instrument	Date of Issuance	Maturity Date	Effective interest rate	June 30, 2023	December 31, 2022
Genius Sports Italy Srl Mortgage	December 2010	December 2025	5.0%	$52	$62
Promissory Note	January 2022	January 2024	4.7%	7,377	14,431

				$7,429	$14,493
Less current portion of debt				(7,400)	(7,405)

Non-current portion of debt				$29	$7,088

Genius Sports Italy Srl Mortgage
On December 1, 2010, Genius Sports entered into a loan agreement in Euros for €0.3 million, equivalent to $0.1 million as of June 30, 2023, to be paid in accordance with the quarterly floating rate amortization schedule over the course of the loan.
Promissory Notes
As part of the equity investment in the Canadian Football League (“CFL”), the Company issued two promissory notes, denominated in Canadian Dollars, with an aggregate face value of $20.0 million Canadian Dollars. The promissory notes incur no cash interest. The Company has determined an effective interest rate of 4.7%. The first promissory note matured and was repaid on January 1, 2023, and the second promissory note matures on January 1, 2024. As of June 30, 2023, the face value of the outstanding promissory note was $10.0 million Canadian Dollars, equivalent to $7.4 million. The estimated fair value of the promissory note approximates the carrying value.

Secured Overdraft Facility
The Company has access to short-term borrowings and lines of credit. The Company’s main facility is a £0.2 million secured overdraft facility with Barclays Bank PLC, which incurs a variable interest rate of 4.0% over the Bank of England rate. As of June 30, 2023 and December 31, 2022, the Company had no outstanding borrowings under its lines of credit.
Interest Expense
Interest expense was $0.2 million and $0.4 million for the three months ended June 30, 2023 and 2022, respectively. Interest expense was $0.5 million and $0.8 million for the six months ended June 30, 2023 and 2022 respectively.
Debt Maturities
Expected future payments for all borrowings as of June 30, 2023 are as follows:

Fiscal Period:	(in thousands)
2023 (Remaining)	$12
2024	7,400
2025	17
2026	—
2027	—
Thereafter	—

Total payment outstanding	$7,429